Long Term Debt - Schedule of Term Loan Facilities (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current total	$ 541	$ 571
Non-current total	1,772	1,801
Total	$ 2,313	2,372
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.75%
Current total	$ 373	368
Non-current total	$ 23	30
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.90%
Current total	$ 63	64
Non-current total	554	586
Various
Disclosure of detailed information about borrowings [line items]
Current total	$ 105	139
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Non-current total	$ 1,030	987
Various
Disclosure of detailed information about borrowings [line items]
Non-current total	$ 165	$ 198